ANDREW I. TELSEY, P.C.  Attorney at Law
--------------------------------------------------------------------------------
                                  12835 East Arapahoe Road, Tower One, Penthouse
                                                     Englewood, Colorado   80112
                         Telephone:  (303) 768-9221 - Facsimile:  (303) 768-9224
                                                         E-mail: aitelsey@cs.com




August 3, 2006



VIA EDGAR TRANSMISSION

U.S. Securities & Exchange Commission
450 5th Street N.W.
Washington, D.C.  20549

Re:      Northern Ethanol, Inc.
         Amendment No. 1 to Form 8-K Dated July 19, 2006
         Commission File No. 000-51564

Dear Sirs/Madam:

On behalf of the above referenced Company, we are herewith transmitting Amendment No. 1 to Form 8-K dated July 19, 2006.

Should you have any questions or comments concerning this filing, please contact the undersigned at the above telephone number. Your cooperation in this matter is appreciated.

Yours truly,

s/Andrew I. Telsey

Andrew I. Telsey

AIT/ddk